Long-Term Debt	12 Months Ended
Dec. 31, 2019
Long-Term Debt [Abstract]
Long-Term Debt

8. Long-Term Debt

Long-term debt consists of the following:

	Bank loans	As of December 31, 2019	As of December 31, 2018	Margin
(i)	Issued in September 2017 maturing in October 2023 (the “2017 credit facility”)	262,385	295,118	3.25%

	Total long-term debt	$ 262,385	$ 295,118

	Less: Deferred loan issuance costs	3,399	3,707

	Total long-term debt, net	$ 258,986	$ 291,411
	Less: Current portion of long-term debt	29,145	38,494
	Add: Current portion of deferred loan issuance costs	2,148	1,015
	Long-term debt, net	$ 231,989	$ 253,932

In connection with the DSS Transaction (Note 1), the Partnership prepaid an amount of $89,298 under the 2017 credit facility and fully repaid all amounts outstanding under the 2015 credit facility and the Aristaios credit facility. The aggregate amounts repaid were $146,517 plus accrued interest and breakage costs. The Partnership presents associated amounts of long-term debt outstanding as of December 31, 2018 and interest expense and amortization of deferred loan issuance costs for the years ended December 31, 2019 and 2018 relating to the Tanker Business contributed in the DSS Transaction within discontinued operations (Note 3).

In March 2019, in connection with the DSS Transaction (Note 1), the Partnership entered into a Deed of Amendment and Restatement agreement with its 2017 credit facility lenders. According to this agreement, the amended 2017 credit facility is payable in 19 equal quarterly installments of $7,703 beginning in April 2019 in addition to a balloon installment of $139,130, which is payable together with the final quarterly installment in the fourth quarter of 2023. All other terms and conditions remained unchanged.

During the year ended December 31, 2019 and 2018 the Partnership repaid the amount of $32,733 and $34,984, respectively, in line with the amortization schedule of its 2017 credit facility. Also, during 2018 the Partnership prepaid the amounts of $14,383 and $5,916 due to the disposal of the M/T Aristotelis and the M/T Amore Mio II respectively (Note 6).

 The Partnership’s credit facility contains customary ship finance covenants, including restrictions on changes in management and ownership of the mortgaged vessels, the incurrence of additional indebtedness and the mortgaging of vessels and requirements such as that the ratio of EBITDA to net interest expenses to be no less than 2:1, a minimum cash requirement of $500 per vessel, that the ratio of net total indebtedness to the total assets of the Partnership adjusted for the market value of the fleet not to exceed 0.75:1. The 2017 credit facility also contains a collateral maintenance requirement under which the aggregate fair market value of the collateral vessels should not be less than 125% of the outstanding loans under the credit facility. Also the vessel-owning companies may pay dividends or make distributions only when no event of default has occurred and the payment of such dividend or distribution has not resulted in a breach of any of the financial covenants. As of December 31, 2019 and 2018 the Partnership was in compliance with all financial covenants.

The credit facility includes a general assignment of the earnings, insurances and requisition compensation of the respective collateral vessel or vessels. It also requires additional security, such as pledge and charge on current accounts and mortgage interest insurance.

As of December 31, 2019, there were no undrawn amounts under the Partnership’s credit facility.

For the years ended December 31, 2019, 2018 and 2017, the Partnership recorded interest expense from continuing operations of $15,836, $17,422 and $18,441 respectively, which is included in “Interest expense and finance cost” in the consolidated statements of comprehensive (loss) / income. For the years ended December 31, 2019 and 2018, the weighted average interest rate of the Partnership’s loan facilities was 5.7% and 5.4% respectively.

In December 2019 the Partnership entered into a term sheet with ICBC Financial Leasing Co., Ltd. (“ICBCFL”) for the sale and lease back of three vessels currently mortgaged under the 2017 credit facility, namely the CMA CGM Amazon, the CMA CGM Uruguay and the CMA CGM Magdalena, for a total amount of $155,350. The lease has a duration of seven years after drawdown, bears interest at Libor plus a margin of 2.60% and includes mandatory purchase obligations for the Partnership to repurchase the vessels on expiration at the predetermined price of $77,700 in total.

In addition, the Partnership has various purchase options commencing from the first year anniversary of the lease. Upon the completion of the ICBCFL lease the Partnership will repay the amount of $119,923 required under the 2017 credit facility for the release of the vessels. Taking into account the refinancing with ICBCFL the required annual loan payments to be made subsequently to December 31, 2019 are as follows:

For the year ending December 31,	Amount
2020	$29,145
2021	27,397
2022	27,397
2023	101,014
2024	11,093
Thereafter	66,339

Total	$ 262,385